E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA  94025
Telephone:  650-331-5000

                                October 27, 1999







Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   E*TRADE Funds
                  File Nos. 333-66807 and 811-9093

VIA EDGAR

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of E*TRADE Funds ("Registrant"), a registered management investment company, that the form of the Prospectus and Statement of Additional Information for the Trust, with respect to its two newly added investment series, E*TRADE E-Commerce Index Fund and E*TRADE International Index Fund, which would have been filed under Rule 497(c) does not differ from that contained in the Registrant's Post-Effective Amendment Nos. 9 and 10 to its Registration Statement on Form N-1A, respectively, which were filed electronically with the Securities and Exchange Commission on October 20, 1999.

                                    Very truly yours,


                                       By: /s/
                                           -------------------------------
                                    Name:  Joseph N. Van Remortel
                                    Title: Vice President

cc:   Laura J. Riegel, Esq.,
         Securities and Exchange Commission